Share capital of the Company (Tables)	12 Months Ended
Dec. 31, 2019
Share capital of the Company
Summary of classes of share capital

		Allotted, called-up and fully paid
	2019	2018	2017
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	328	317	317
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	328	317	317

Summary of movement of ordinary shares

			No. of shares
	2019	2018	2017
At 1 January	1,267,039,436	1,266,221,605	1,265,229,424
Issue of shares (share placing)	44,386,214	–	–
Issue of shares (share schemes)	712,326	817,831	992,181
At 31 December	1,312,137,976	1,267,039,436	1,266,221,605